Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO		Non-PEO NEOs		Performance
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Company Total Shareholder Return	Value of Initial Fixed $100 Investment Based on Peer Group TSR	Net Income (in millions)	(Company Selected Measure) Adjusted EBITDA (in millions)
Year	($) [1]	($)	($)	($)	($) [2]	($) [3]	($) [4]	($) [4]
2024	3,051,771	13,502,646	1,103,836	3,226,151	434.34	164.00	13.0	62.8
2023	5,579,467	16,588,667	1,802,228	3,152,819	291.38	141.04	12.9	57.7
2022	2,534,194	7,815,771	1,102,814	1,355,688	167.82	109.47	17.4	42.2
2021	1,979,299	813,537	863,982	623,623	89.51	120.29	1.4	25.0

(1)	Mr. Gleason was our PEO for each of the fiscal years from 2021 through 2024.
(2)	The amount shown in the table reflects the cumulative change as of the end of the periods presented of an investment of $100 in our common stock as of December 31, 2020.
(3)	The amount shown in the table reflects the cumulative change as of the periods presented of an investment of $100 in the Standard and Poor’s 600 Small Cap Industrial Machinery Index as of December 31, 2020.
(4)	The dollar amounts reported in the “Net Income” column represent the amount of net income reflected in our consolidated audited financial statements for the applicable year. The dollar amounts reported in the “(Company Selected Measure) Adjusted EBITDA” column represent our Adjusted EBITDA for the applicable year. Adjusted EBITDA for purposes of our annual incentive program can be calculated from our audited financial statements as follows: Net income adjusted for the effects of amortization and earnout expenses, acquisition and integration expenses, restructuring expenses, asbestos litigation expense, depreciation, non-cash stock compensation expense, other expense, interest expense, income tax expense, and noncontrolling interest. Please refer to Appendix 1 to this Proxy Statement for reconciliation information relating to the non-GAAP measures presented herein.

The amounts disclosed in the table above as Compensation Actually Paid to our PEO reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [5]	($) [6]	($) [6]	($) [6]	($)	($)
2024	3,051,771	(1,627,505)	2,381,551	9,078,368	618,461	—	13,502,646
2023	5,579,467	(3,981,256)	9,263,076	5,683,024	44,356	—	16,588,667
2022	2,534,194	(1,059,469)	2,998,546	3,466,653	(124,153)	—	7,815,771
2021	1,979,299	(1,126,112)	740,325	(582,097)	(197,878)	—	813,537

For the 2024 and 2023 fiscal years, our Non-PEO NEOs were: Mr. Johansson and Ms. Watkins-Asiyanbi. For the 2022 fiscal year, our Non-PEO NEOs were: Mr. Ramesh Nuggihalli, Mr. Johansson, and Mr. Matthew Eckl. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl. The amounts disclosed in the table above as average Compensation Actually Paid to our Non-PEO NEOs reflect the adjustments listed in the tables below to the average amounts reported in the Summary Compensation Table for Non-PEO NEOs:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [5]	($) [6]	($) [6]	($) [6]	($)	($)
2024	1,103,836	(531,273)	690,879	1,900,830	61,879	—	3,226,151
2023	1,802,228	(988,631)	1,947,542	381,466	10,214	—	3,152,819
2022	1,102,814	(341,129)	478,730	115,513	52,860	(53,100)	1,355,688
2021	863,982	(399,563)	281,301	(73,385)	11,374	(60,086)	623,623

(5)	Reflects SCT reported change in “Stock Awards” column from the SCT and fair values of stock and option awards forfeited during the covered year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(6)	As of the end of the fiscal year-end, reflects the fair values awards granted during the fiscal year that are outstanding and unvested, the change in fair value compared to prior fiscal year-end of awards granted in any prior fiscal year that are outstanding, and the change in value as of the vesting date compared to prior fiscal year-end of awards granted in any prior fiscal year for which all vesting conditions were satisfied.

Named Executive Officers, Footnote
(1)	Mr. Gleason was our PEO for each of the fiscal years from 2021 through 2024.
	For the 2024 and 2023 fiscal years, our Non-PEO NEOs were: Mr. Johansson and Ms. Watkins-Asiyanbi. For the 2022 fiscal year, our Non-PEO NEOs were: Mr. Ramesh Nuggihalli, Mr. Johansson, and Mr. Matthew Eckl. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl.
Peer Group Issuers, Footnote
(3)	The amount shown in the table reflects the cumulative change as of the periods presented of an investment of $100 in the Standard and Poor’s 600 Small Cap Industrial Machinery Index as of December 31, 2020.

PEO Total Compensation Amount	$ 3,051,771	$ 5,579,467	$ 2,534,194	$ 1,979,299
PEO Actually Paid Compensation Amount	$ 13,502,646	16,588,667	7,815,771	813,537
Adjustment To PEO Compensation, Footnote

The amounts disclosed in the table above as Compensation Actually Paid to our PEO reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [5]	($) [6]	($) [6]	($) [6]	($)	($)
2024	3,051,771	(1,627,505)	2,381,551	9,078,368	618,461	—	13,502,646
2023	5,579,467	(3,981,256)	9,263,076	5,683,024	44,356	—	16,588,667
2022	2,534,194	(1,059,469)	2,998,546	3,466,653	(124,153)	—	7,815,771
2021	1,979,299	(1,126,112)	740,325	(582,097)	(197,878)	—	813,537
(5)	Reflects SCT reported change in “Stock Awards” column from the SCT and fair values of stock and option awards forfeited during the covered year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(6)	As of the end of the fiscal year-end, reflects the fair values awards granted during the fiscal year that are outstanding and unvested, the change in fair value compared to prior fiscal year-end of awards granted in any prior fiscal year that are outstanding, and the change in value as of the vesting date compared to prior fiscal year-end of awards granted in any prior fiscal year for which all vesting conditions were satisfied.

Non-PEO NEO Average Total Compensation Amount	$ 1,103,836	1,802,228	1,102,814	863,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,226,151	3,152,819	1,355,688	623,623
Adjustment to Non-PEO NEO Compensation Footnote

For the 2024 and 2023 fiscal years, our Non-PEO NEOs were: Mr. Johansson and Ms. Watkins-Asiyanbi. For the 2022 fiscal year, our Non-PEO NEOs were: Mr. Ramesh Nuggihalli, Mr. Johansson, and Mr. Matthew Eckl. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl. The amounts disclosed in the table above as average Compensation Actually Paid to our Non-PEO NEOs reflect the adjustments listed in the tables below to the average amounts reported in the Summary Compensation Table for Non-PEO NEOs:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [5]	($) [6]	($) [6]	($) [6]	($)	($)
2024	1,103,836	(531,273)	690,879	1,900,830	61,879	—	3,226,151
2023	1,802,228	(988,631)	1,947,542	381,466	10,214	—	3,152,819
2022	1,102,814	(341,129)	478,730	115,513	52,860	(53,100)	1,355,688
2021	863,982	(399,563)	281,301	(73,385)	11,374	(60,086)	623,623

(5)	Reflects SCT reported change in “Stock Awards” column from the SCT and fair values of stock and option awards forfeited during the covered year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(6)	As of the end of the fiscal year-end, reflects the fair values awards granted during the fiscal year that are outstanding and unvested, the change in fair value compared to prior fiscal year-end of awards granted in any prior fiscal year that are outstanding, and the change in value as of the vesting date compared to prior fiscal year-end of awards granted in any prior fiscal year for which all vesting conditions were satisfied.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Performance Measures

The following is a list of financial performance measures that the Company considers to be its most important financial performance measures to link compensation actually paid to its NEOs for the most recently completed fiscal year to performance of the Company.

1.	Adjusted EBITDA
2.	Revenue
3.	TSR

Total Shareholder Return Amount	$ 434.34	291.38	167.82	89.51
Peer Group Total Shareholder Return Amount	164	141.04	109.47	120.29
Net Income (Loss)	$ 13,000,000	$ 12,900,000	$ 17,400,000	$ 1,400,000
Company Selected Measure Amount	62,800,000	57,700,000	42,200,000	25,000,000
PEO Name	Mr. Gleason
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)	The dollar amounts reported in the “Net Income” column represent the amount of net income reflected in our consolidated audited financial statements for the applicable year. The dollar amounts reported in the “(Company Selected Measure) Adjusted EBITDA” column represent our Adjusted EBITDA for the applicable year. Adjusted EBITDA for purposes of our annual incentive program can be calculated from our audited financial statements as follows: Net income adjusted for the effects of amortization and earnout expenses, acquisition and integration expenses, restructuring expenses, asbestos litigation expense, depreciation, non-cash stock compensation expense, other expense, interest expense, income tax expense, and noncontrolling interest. Please refer to Appendix 1 to this Proxy Statement for reconciliation information relating to the non-GAAP measures presented herein.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,627,505)	$ (3,981,256)	$ (1,059,469)	$ (1,126,112)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,381,551	9,263,076	2,998,546	740,325
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,078,368	5,683,024	3,466,653	(582,097)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,461	44,356	(124,153)	(197,878)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(531,273)	(988,631)	(341,129)	(399,563)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,879	1,947,542	478,730	281,301
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,900,830	381,466	115,513	(73,385)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,879	$ 10,214	52,860	11,374
Non-PEO NEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (53,100)	$ (60,086)